NOTES PAYABLE (Note payable - Richard Steel) (Details) $ / shares in Units, $ in Millions	Oct. 30, 2014 USD ($) $ / shares shares
Debt Instrument [Line Items]
Notes term	1 year
Notice period for prepayment of debt	5 days
Steel Media [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Share Price | $ / shares	$ 1.0474
Secured subordinated promissory note [Member] | Steel Media [Member]
Debt Instrument [Line Items]
Notes term	1 year
Notes issued | $	$ 2.5
Interest rate (as a percent)	5.00%
Increased interest rate (as a percent)	10.00%
Notice period for prepayment of debt	5 days
Percentage of quarterly installments	25.00%
Secured subordinated promissory note [Member] | Steel Media [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Escrow shares	2,386,863
Secured subordinated promissory note [Member] | Steel Media [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of escrow shares subject to effective registration	90.00%